UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
PACKAGED FOOD — 10.2%
Alicorp SAA (Peru)	1,469,301	$4,803,266
Danone SA (France)	37,060	3,105,287
Frutarom Industries Ltd. (Israel)	59,346	5,561,177
Nestle SA (Switzerland)	55,970	4,812,091
		$18,281,821
INTERNET BASED SERVICES — 7.9%
Just Eat plc (Britain)(a)	493,319	$5,188,843
Priceline Group, Inc. (The)(a)	2,300	3,996,802
Scout24 AG (Germany)	122,016	4,972,874
		$14,158,519
BEVERAGES — 6.3%
Ambev SA (Brazil)	565,392	$3,628,940
Britvic plc (Britain)	434,911	4,772,894
Fomento Economico Mexicano SAB de CV (Mexico)	294,972	2,774,274
		$11,176,108
INFRASTRUCTURE SOFTWARE — 5.3%
Microsoft Corporation	56,000	$4,790,240
Oracle Corporation	100,740	4,762,987
		$9,553,227
ADVERTISING & MARKETING — 5.0%
DKSH Holding AG (Switzerland)	25,354	$2,218,030
Publicis Groupe SA (France)	48,310	3,274,799
WPP plc (Britain)	192,840	3,483,798
		$8,976,627
INTERNET MEDIA — 4.7%
Alphabet, Inc. (Class C)(a)	4,060	$4,248,384
Baidu, Inc. (ADR) (China)(a)	17,909	4,194,467
		$8,442,851
OTHER COMMERCIAL SERVICES — 4.1%
ALS, Ltd. (Australia)	371,880	$2,020,424
Edenred (France)	183,280	5,305,931
		$7,326,355
APPLICATION SOFTWARE — 4.1%
Amadeus IT Group SA (Spain)	42,420	$3,052,648
SAP SE (Germany)	38,070	4,259,089
		$7,311,737
HEALTH CARE SERVICES — 3.2%
Laboratory Corp. of America Holdings(a)	16,560	$2,641,485
MEDNAX, Inc.(a)	56,570	3,023,101
		$5,664,586
AIRLINES — 3.2%
Ryanair Holdings plc (Ireland)(a)	315,385	$5,650,175

PROFESSIONAL SERVICES — 3.1%
Pagegroup plc (Britain)	890,253	$5,609,448

See notes to financial statements.

	Shares	Fair Value
NON WOOD BUILDING MATERIALS — 3.0%
Cie de Saint-Gobain (France)	97,590	$5,370,985

BANKS — 2.7%
AIB Group plc (Ireland)	740,020	$4,883,519

FOOD SERVICES — 2.7%
Sodexo SA (France)	35,860	$4,807,337

CONSUMER FINANCE — 2.4%
Worldpay Group plc (Britain)	746,372	$4,283,124

ENTERTAINMENT CONTENT — 2.3%
Twenty-First Century Fox, Inc. (Class B)	121,500	$4,145,580

FLOW CONTROL EQUIPMENT — 2.2%
Sulzer AG (Switzerland)	32,584	$3,952,413

MEDICAL EQUIPMENT — 2.1%
Koninklijke Philips NV (Netherlands)	100,770	$3,804,937

OTHER SPEC RETAIL - DISCRETIONARY — 1.9%
Luxottica Group SpA (Italy)	54,990	$3,374,862

OIL & GAS SERVICES & EQUIPMENT — 1.8%
ShawCor, Ltd. (Canada)	147,050	$3,207,726

MASS MERCHANTS — 1.8%
Dollar General Corporation	34,280	$3,188,383

AUTOMOTIVE RETAILERS — 1.7%
O’Reilly Automotive, Inc.(a)	12,520	$3,011,561

FOOD & DRUG STORES — 1.6%
Empire Co. Ltd. (Class A) (Canada)	143,340	$2,792,678

HOME & OFFICE FURNISHINGS — 1.5%
Howden Joinery Group plc (Britain)	433,390	$2,728,129

INDUSTRIAL DISTRIBUTION & RENTAL — 1.5%
Ashtead Group plc (Britain)	99,472	$2,667,985

AIRCRAFT & PARTS — 1.5%
Meggitt plc (Britain)	408,380	$2,651,757

See notes to financial statements.

	Shares or Principal Amount	Fair Value
CONTAINERS & PACKAGING — 1.4%
Brambles, Ltd. (Australia)	325,490	$2,550,888

RUBBER & PLASTIC — 1.3%
Ansell, Ltd. (Australia)	117,872	$2,225,859

APPAREL, FOOTWEAR & ACC DESIGN — 1.2%
Swatch Group AG (The) (Switzerland)	5,340	$2,174,330

HEALTH CARE SUPPLIES — 1.2%
Essilor International SA (France)	15,400	$2,121,218

LARGE PHARMA — 1.0%
Sanofi (France)	21,600	$1,859,586

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	45,730	$1,751,459

SECURITY SERVICES — 0.7%
Prosegur Cia de Seguridad SA (Spain)	164,645	$1,291,655

OTHER COMMON STOCKS — 3.2%		$5,712,253

TOTAL COMMON STOCKS — 98.8% (Cost $150,503,740)		$176,709,678

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $150,503,740)		$176,709,678

SHORT-TERM INVESTMENTS — 1.3%
State Street Bank Repurchase Agreement — 0.20% 1/2/2018
(Dated 12/29/2017, repurchase price of $2,315,051, collateralized by $2,440,000 principal amount US Treasury Notes - 1.125% 2021, fair value $2,364,253)	$2,315,000	$2,315,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,315,000)		$2,315,000

TOTAL INVESTMENTS — 100.1% (Cost $152,818,740)		$179,024,678
Other Assets and Liabilities, net — (0.1)%		(252,147)
NET ASSETS — 100.0% — NOTE 2		$178,772,531

(a)Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2017:

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Packaged Food	$4,803,266	$13,478,555	$—	$18,281,821
Internet Based Services	3,996,802	10,161,717	—	14,158,519
Beverages	2,774,274	8,401,834	—	11,176,108
Infrastructure Software	9,553,227	—	—	9,553,227
Advertising & Marketing	—	8,976,627	—	8,976,627
Internet Media	8,442,851	—	—	8,442,851
Other Commercial Services	—	7,326,355	—	7,326,355
Application Software	—	7,311,737	—	7,311,737
Health Care Services	5,664,586	—	—	5,664,586
Airlines	—	5,650,175	—	5,650,175
Professional Services	—	5,609,448	—	5,609,448
Non Wood Building Materials	—	5,370,985	—	5,370,985
Banks	4,883,519	—	—	4,883,519
Food Services	—	4,807,337	—	4,807,337
Consumer Finance	—	4,283,124	—	4,283,124
Entertainment Content	4,145,580	—	—	4,145,580
Flow Control Equipment	3,952,413	—	—	3,952,413
Medical Equipment	—	3,804,937	—	3,804,937
Other Spec Retail - Discretionary	3,374,862	—	—	3,374,862
Oil & Gas Services & Equipment	3,207,726	—	—	3,207,726
Mass Merchants	3,188,383	—	—	3,188,383
Automotive Retailers	3,011,561	—	—	3,011,561
Food & Drug Stores	2,792,678	—	—	2,792,678
Home & Office Furnishings	—	2,728,129	—	2,728,129
Industrial Distribution & Rental	—	2,667,985	—	2,667,985
Aircraft & Parts	—	2,651,757	—	2,651,757
Containers & Packaging	—	2,550,888	—	2,550,888
Rubber & Plastic	—	2,225,859	—	2,225,859
Apparel, Footwear & Acc Design	—	2,174,330	—	2,174,330
Health Care Supplies	—	2,121,218	—	2,121,218
Large Pharma	—	1,859,586	—	1,859,586
Communications Equipment	1,751,459	—	—	1,751,459
Security Services	—	1,291,655	—	1,291,655
Other Common Stocks	—	5,712,253	—	5,712,253
Short-Term Investment	—	2,315,000	—	2,315,000
	$65,543,187	$113,481,491	$—	$179,024,678

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $83,190,464 from Level 1 to Level 2 during the period ended December 31, 2017.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2017 (excluding short-term investments), was $150,827,434 for federal income tax purposes.

Net unrealized appreciation consists of:

Gross unrealized appreciation:	$27,149,632
Gross unrealized depreciation:	(1,267,388)
Net unrealized appreciation:	$25,882,244

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date:	February 28, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date:	February 28, 2018